Related Party Transactions - Credit Facilities (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			0 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 ING Bank N.V.	Mar. 31, 2012 ING Bank N.V.	Dec. 31, 2012 ING Bank N.V.	Dec. 31, 2011 ING Bank N.V.	Dec. 31, 2010 ING Bank N.V.	May 14, 2013 Senior Unsecured Credit Facility ING Bank N.V.	Mar. 31, 2013 Senior Unsecured Credit Facility ING Bank N.V.	Mar. 31, 2012 Senior Unsecured Credit Facility ING Bank N.V.	Dec. 31, 2012 Senior Unsecured Credit Facility ING Bank N.V.	Dec. 31, 2011 Senior Unsecured Credit Facility ING Bank N.V.	Dec. 31, 2010 Senior Unsecured Credit Facility ING Bank N.V.	Apr. 20, 2012 2010 Syndicated Facility	Dec. 31, 2011 2010 Syndicated Facility	May 04, 2010 2010 Syndicated Facility	May 04, 2010 2010 Syndicated Facility ING V	Dec. 31, 2011 2010 Syndicated Facility ING Bank N.V.	May 04, 2010 2010 Syndicated Facility ING Bank N.V.	Jun. 22, 2010 Bilateral Facility ING V	Dec. 31, 2012 Bilateral Facility ING Bank N.V.	Dec. 31, 2011 Bilateral Facility ING Bank N.V.	Jul. 01, 2011 Bilateral Facility ING Bank N.V.	Jun. 22, 2010 Bilateral Facility ING Bank N.V.	May 04, 2010 Bilateral Facility ING Bank N.V.	Oct. 04, 2012 Bilateral Facility ING Bank N.V. Extended maturity agreement	Dec. 31, 2011 Bilateral Facility ING Bank N.V. Extended maturity agreement	Dec. 31, 2011 Bilateral Facility ING Bank N.V. ING V	Apr. 20, 2012 Revolving Credit Agreement	Apr. 20, 2012 Revolving Credit Agreement ING Bank N.V.
Related Party Transaction [Line Items]
Due to affiliate	$ 548.0		$ 536.7	$ 517.9		$ 43.5		$ 33.6	$ 14.7			$ 17.1		$ 18.4	$ 8.9
Expenses incurred	30.4	45.7	134.2	204.8	297.8	18.4	33.4	104.6	67.1	91.0		17.7	32.0	98.2	43.7	62.6
Utilization	8,506.2		8,191.3					825.0	825.0	825.0
Capacity	12,628.3		12,628.3												1,500.0				2,500.0	2,500.0		570.0	2,300.0		1,605.0	625.0	2,300.0	2,450.0	300.0	1,575.0	1,605.0	3,500.0	250.0
Letters of credit																	1,400.0	2,138.0			487.0			30.1			30.0					1,400.0
Debt cancellation amount											$ 1,500.0